Accumulated Other Comprehensive Income (Schedule of Changes in AOCI by Component Net of Tax) (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019		Sep. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ 28,381	$ 20,036	$ 22,048	[1]	$ 19,370
Beginning balance	[1]			20,107
Ending balance		29,957	20,426	29,957		20,426
Ending balance		29,286		29,286
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		12,964	12,497	13,047	[2]	12,224
Ending balance		13,550	12,917	13,550		12,917
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[3]			8,865
Ending balance		8,741		8,741
Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(389)	(248)	(235)		(302)
Other comprehensive income before reclassifications: gains (losses)		(107)	(27)	(209)		51
Amounts reclassified from AOCI: (gains) losses	[4]	(6)	30	(58)		71
Net current period other comprehensive income (loss)		(113)	3	(267)		122
Ending balance		(502)	(245)	(502)		(245)
Cumulative-effect of changes in accounting principle						(64)
Less other comprehensive income attributable to noncontrolling interest						1
Deferred Gains and Losses on Derivatives-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(30)	(8)	(13)		(12)
Other comprehensive income before reclassifications: gains (losses)		(16)	3	(34)		10
Amounts reclassified from AOCI: (gains) losses	[5]			1
Net current period other comprehensive income (loss)		(16)	3	(33)		10
Ending balance		(46)	(5)	(46)		(5)
Cumulative-effect of changes in accounting principle						(3)
Deferred Gains and Losses on Derivatives-Hedging Activities | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(74)	(24)	(25)		(23)
Other comprehensive income before reclassifications: gains (losses)		(36)	4	(87)		(2)
Amounts reclassified from AOCI: (gains) losses	[4]	9	4	10		15
Net current period other comprehensive income (loss)		(27)	8	(77)		13
Ending balance		(101)	(16)	(101)		(16)
Cumulative-effect of changes in accounting principle						(5)
Less other comprehensive income attributable to noncontrolling interest				(1)		1
Unrealized Gains and Losses on Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		30	(2)	2		747
Other comprehensive income before reclassifications: gains (losses)		8	(6)	37		(24)
Amounts reclassified from AOCI: (gains) losses	[4]	(4)	3	(5)		4
Net current period other comprehensive income (loss)		4	(3)	32		(20)
Ending balance		34	(5)	34		(5)
Cumulative-effect of changes in accounting principle						(732)
Unrealized Gains and Losses on Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		4	(1)	1		74
Other comprehensive income before reclassifications: gains (losses)		1		5		(2)
Amounts reclassified from AOCI: (gains) losses	[5]			(1)
Net current period other comprehensive income (loss)		1		4		(2)
Ending balance		5	(1)	5		(1)
Cumulative-effect of changes in accounting principle						(73)
Unrecognized Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,322)	(1,286)	(1,465)		(1,101)
Other comprehensive income before reclassifications: gains (losses)		(4)		109
Amounts reclassified from AOCI: (gains) losses	[4]	20	18	50		60
Net current period other comprehensive income (loss)		16	18	159		60
Ending balance		(1,306)	(1,268)	(1,306)		(1,268)
Cumulative-effect of changes in accounting principle						(227)
Unrecognized Pension and Other Postretirement Benefit Costs | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(112)	(94)	(144)		(75)
Other comprehensive income before reclassifications: gains (losses)		(1)		28
Amounts reclassified from AOCI: (gains) losses	[4]	1	2	4		4
Net current period other comprehensive income (loss)			2	32		4
Ending balance		(112)	(92)	(112)		(92)
Cumulative-effect of changes in accounting principle						(21)
Other Comprehensive Loss From Equity Method Investee
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(2)	(2)	(2)		(3)
Other comprehensive income before reclassifications: gains (losses)		(1)		(1)		1
Net current period other comprehensive income (loss)		(1)		(1)		1
Ending balance		(3)	(2)	(3)		(2)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,683)	(1,538)	(1,700)		(659)
Other comprehensive income before reclassifications: gains (losses)		(104)	(33)	(64)		28
Amounts reclassified from AOCI: (gains) losses	[4]	10	51	(13)		135
Net current period other comprehensive income (loss)		(94)	18	(77)		163
Ending balance		(1,777)	(1,520)	(1,777)		(1,520)
Cumulative-effect of changes in accounting principle						(1,023)
Less other comprehensive income attributable to noncontrolling interest						1
Accumulated Other Comprehensive Income (Loss) | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(26)	(9)	(12)		62
Other comprehensive income before reclassifications: gains (losses)		(15)	3	(29)		8
Net current period other comprehensive income (loss)		(15)	3	(29)		8
Ending balance		(41)	(6)	(41)		(6)
Cumulative-effect of changes in accounting principle						(76)
Accumulated Other Comprehensive Income (Loss) | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(186)	(118)	(169)		(98)
Other comprehensive income before reclassifications: gains (losses)		(37)	4	(59)		(2)
Amounts reclassified from AOCI: (gains) losses	[4]	10	6	14		19
Net current period other comprehensive income (loss)		(27)	10	(45)		17
Ending balance		$ (213)	$ (108)	(213)		(108)
Cumulative-effect of changes in accounting principle						(26)
Less other comprehensive income attributable to noncontrolling interest				$ (1)		$ 1

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	See table below for details about these reclassifications.
[5]	Virginia Power’s reclassifications out of AOCI were immaterial for both the three and nine months ended September 30, 2019 and 2018.